Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
Accounting policies
Cash and cash equivalents include cash on hand, deposits held at call with external financial institutions, money market funds, and short-term deposits and other short-term highly liquid investments with original maturities of three months or less. They are both readily convertible to known amounts of cash and so near to their maturity that they present insignificant risk of changes in value because of changes in interest rates. Amounts held in money market funds are classified as cash equivalents and are measured as level 1 fair value financial instruments.
The following table presents the allocation between the Company’s cash and cash equivalents (in USD thousands):

	December 31,
	2025	2024
Cash on hand	$37,459	$13,783
Total cash	$37,459	$13,783

Money market funds	$27,528	$39,586
Term deposits less than 3 months	5,302	26,857
Total cash equivalents	$32,830	$66,443

Cash and cash equivalents	$70,289	$80,226